Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Aug. 25, 2021	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 12,718
2025	11,680
2026	3,586
2027	0
2028	0
2029 and thereafter	0
Total	$ 27,984	$ 47,906	$ 6,529	$ 224,490